NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Bond Index Fund	NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund)
NVIT DoubleLine Total Return Tactical Fund	NVIT Loomis Short Term Bond Fund
NVIT Fidelity Institutional AM® Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)	NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund)
NVIT GQG US Quality Equity Fund (formerly, NVIT	NVIT Mid Cap Index Fund
Calvert Equity Fund)	NVIT Multi-Manager Small Cap Value Fund
NVIT Government Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Government Money Market Fund	NVIT NS Partners International Focused Growth Fund
NVIT International Equity Fund	NVIT Putnam International Value Fund (formerly,
NVIT International Index Fund	NVIT Columbia Overseas Value Fund)
NVIT Invesco Small Cap Growth Fund	NVIT Real Estate Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Equity and Options Total Return	NVIT Small Cap Index Fund
Fund (formerly, NVIT AQR Large Cap Defensive Style Fund)	NVIT Strategic Income Fund (formerly, NVIT
NVIT J.P. Morgan Innovators Fund	Amundi Multi Sector Bond Fund)
NVIT J.P. Morgan Large Cap Growth Fund	NVIT Victory Mid Cap Value Fund

Supplement dated January 9, 2026

to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund

Each of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund (each a “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, each Fund will continue to track its respective index even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index.

Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.

Effective immediately, the SAI is amended as follows:

1.	The following is added to the “Investment Restrictions” section:

Each of the Index Funds intends to be diversified in approximately the same proportion as the index it seeks to track (the “Index”) is diversified. An Index Fund may become nondiversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the applicable Index. Shareholder approval will not be sought if an Index Fund crosses from diversified to nondiversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the applicable Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE